UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   November 3, 2005

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 75
Form 13F Information Table Value Total: 209,376

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications         Common Stocks    000886309     3517   153850 SH       SOLE                   153850
AFC Enterprises                Common Stocks    00104Q107     2566   222350 SH       SOLE                   222350
Allstate                       Common Stocks    020002101     3011    54467 SH       SOLE                    54467
American Superconductor        Common Stocks    030111108      444    42950 SH       SOLE                    42950
AmSurg Corp.                   Common Stocks    03232P405     2635    96305 SH       SOLE                    96305
Anadarko Petroleum             Common Stocks    032511107     3021    31551 SH       SOLE                    31551
Analog Devices                 Common Stocks    032654105     2436    65594 SH       SOLE                    65594
Apria Healthcare Group         Common Stocks    037933108     3037    95159 SH       SOLE                    95159
Arlington Tanker Ltd           Common Stocks    G04899103     5125   218750 SH       SOLE                   218750
Cache                          Common Stocks    127150308     1774   116500 SH       SOLE                   116500
Career Education               Common Stocks    141665109     5090   143150 SH       SOLE                   143150
Caremark RX Inc                Common Stocks    141705103     3803    76167 SH       SOLE                    76167
Casual Male Retail Group       Common Stocks    148711104     2792   405750 SH       SOLE                   405750
CEC Entertainment              Common Stocks    125137109     2442    76897 SH       SOLE                    76897
Celgene                        Common Stocks    151020104     1741    32050 SH       SOLE                    32050
Charlotte Russe Hldg           Common Stocks    161048103     1926   144600 SH       SOLE                   144600
Christopher & Banks            Common Stocks    171046105     2633   189830 SH       SOLE                   189830
Clark Inc.                     Common Stocks    181457102     2915   173200 SH       SOLE                   173200
Clear Channel Communications   Common Stocks    184502102     4196   127585 SH       SOLE                   127585
Corinthian Colleges            Common Stocks    218868107     3318   250050 SH       SOLE                   250050
Digi International             Common Stocks    253798102     4114   383450 SH       SOLE                   383450
Diodes Inc.                    Common Stocks    254543101     2677    73825 SH       SOLE                    73825
Eagle Bulk Shipping            Common Stocks    Y2187A101     7002   408300 SH       SOLE                   408300
Eaton Vance Ltd Duration       Common Stocks    27828H105     1288    75033 SH       SOLE                    75033
Enterprise Prd Prtners LP      Common Stocks    293792107     1247    49534 SH       SOLE                    49534
Epix Pharmaceuticals           Common Stocks    26881Q101     2748   356852 SH       SOLE                   356852
Exxon Mobil                    Common Stocks    30231G102      761    11976 SH       SOLE                    11976
Federated Investors            Common Stocks    314211103     3419   102900 SH       SOLE                   102900
Felcor Lodging Pfd             Preferred Stocks 31430F200     2142    86975 SH       SOLE                    86975
First Data                     Common Stocks    319963104     3199    79979 SH       SOLE                    79979
Foundry Networks               Common Stocks    35063R100     4023   316775 SH       SOLE                   316775
Frontline Ltd                  Common Stocks    G3682E127     3329    75442 SH       SOLE                    75442
Haverty Furniture              Common Stocks    419596101     2206   180400 SH       SOLE                   180400
Hologic                        Common Stocks    436440101     1790    31000 SH       SOLE                    31000
Hub International              Common Stocks    44332P101     1552    68450 SH       SOLE                    68450
ICON Plc ADR                   Common Stocks    45103T107     4311    86225 SH       SOLE                    86225
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1304  1323000 SH       SOLE                  1323000
International Rectifier        Common Stocks    460254105     2671    59245 SH       SOLE                    59245
Intevac                        Common Stocks    461148108     2177   211200 SH       SOLE                   211200
ISIS Pharmaceuticals           Common Stocks    464330109     1683   333225 SH       SOLE                   333225
Jones Apparel                  Common Stocks    480074103     2928   102754 SH       SOLE                   102754
Keithley Instruments           Common Stocks    487584104     2923   200192 SH       SOLE                   200192
Mediacom 5.25% 7/1/06          Conv Bonds       58446KAA3     2594  2602000 SH       SOLE                  2602000
Multi-Fineline Electronix      Common Stocks    62541B101     3843   131300 SH       SOLE                   131300
National Oilwell Varco         Common Stocks    637071101     2979    45270 SH       SOLE                    45270
Navigant International         Common Stocks    63935R108     2569   208885 SH       SOLE                   208885
NBTY, Inc.                     Common Stocks    628782104     3858   164150 SH       SOLE                   164150
Newport Corp                   Common Stocks    651824104     3529   253319 SH       SOLE                   253319
Novell                         Common Stocks    670006105     4615   619500 SH       SOLE                   619500
NPS Pharmaceuticals            Common Stocks    62936P103     2098   207534 SH       SOLE                   207534
Omnivision Technologies        Common Stocks    682128103     2547   201850 SH       SOLE                   201850
Oplink Communications          Common Stocks    68375Q106      712   468500 SH       SOLE                   468500
OSI Systems, Inc.              Common Stocks    671044105     2259   142950 SH       SOLE                   142950
Pacer International            Common Stocks    69373H106     3425   129916 SH       SOLE                   129916
Pep Boys 4.25%  6/1/07         Conv Bonds       713278AP4     2463  2533000 SH       SOLE                  2533000
Plains All Amern Pipeline LP   Common Stocks    726503105     4112    96461 SH       SOLE                    96461
Pogo Producing                 Common Stocks    730448107     4024    68276 SH       SOLE                    68276
R H Donnelley                  Common Stocks    74955W307     2466    38975 SH       SOLE                    38975
Salix Pharmaceuticals          Common Stocks    795435106     4672   219850 SH       SOLE                   219850
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2997   277456 SH       SOLE                   277456
SBC Communications Inc         Common Stocks    845333103      392    16348 SH       SOLE                    16348
Ship Finance                   Common Stocks    G81075106     2793   139658 SH       SOLE                   139658
SigmaTel                       Common Stocks    82661W107      786    38850 SH       SOLE                    38850
Southwest Airlines             Common Stocks    844741108     2798   188419 SH       SOLE                   188419
SpectraLink                    Common Stocks    847580107     2570   201580 SH       SOLE                   201580
St. Paul Travelers             Common Stocks    792860108     4145    92388 SH       SOLE                    92388
Sypris Solutions               Common Stocks    871655106     3386   315243 SH       SOLE                   315243
Tempur-Pedic International     Common Stocks    88023U101     2969   250750 SH       SOLE                   250750
TEPPCO Partners LP             Common Stocks    872384102      664    16350 SH       SOLE                    16350
Trikon Technologies            Common Stocks    896187408      431   253650 SH       SOLE                   253650
Ultra Petroleum                Common Stocks    903914109 4740.664    83345 SH       SOLE                    83345
Universal Display              Common Stocks    91347P105 994.8699    89226 SH       SOLE                    89226
Univision Communications       Common Stocks    914906102 3455.957   130266 SH       SOLE                   130266
Viacom Inc B                   Common Stocks    925524308 3512.099   106395 SH       SOLE                   106395
West Marine                    Common Stocks    954235107 2058.115   139250 SH       SOLE                   139250